Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 303,750,000.00
Total Fee Amount	41,947.88
Total Offset Amount	0.00
Net Fee	$ 41,947.88
Offering Table N/A
Offset Table N/A	N/A